Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash and balances at central banks	£ 114,303	£ 100,696
Derivatives	162,661	174,116
Total assets	714,376	702,970
Deferred tax	5	6
Total liabilities	688,889	678,465
Total equity	25,487	24,505	£ 23,890	£ 23,233
Total equity and liabilities	714,376	702,970
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	23,754	23,658
Cash and balances at central banks	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,928	14,890
Derivatives	53	97
– financial investments – at amortised cost	52	232
– financial investments at fair value through other comprehensive income	6,775	7,399
Other financial assets	946	1,040
Insurance contract assets	39	41
Reinsurance contract assets	130	145
Other assets and investment properties	871	905
Total assets	24,794	24,749
Liabilities under investment contracts designated at fair value	1,056	1,002
Insurance contract liabilities	20,574	20,595
Reinsurance contract liabilities	29	33
Deferred tax	9	2
Other liabilities	2,003	1,966
Total liabilities	23,671	23,598
Total equity	1,123	1,151
Total equity and liabilities	24,794	24,749
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of financial assets [line items]
Financial assets	1,427	1,331
Cash and balances at central banks	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	885	776
Derivatives	3	5
– financial investments – at amortised cost	2	14
– financial investments at fair value through other comprehensive income	443	452
Other financial assets	94	84
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	69	82
Total assets	1,496	1,413
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	0	2
Other liabilities	2,003	1,966
Total liabilities	2,003	1,968
Total equity	1,123	1,151
Total equity and liabilities	3,126	3,119
Insurance manufacturing subsidiaries | Life Direct Participating and investment DPF contracts | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets	21,248	21,284
Cash and balances at central banks	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,983	13,101
Derivatives	50	92
– financial investments – at amortised cost	50	218
– financial investments at fair value through other comprehensive income	6,332	6,947
Other financial assets	833	926
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	726	748
Total assets	21,974	22,032
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	20,287	20,289
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	20,287	20,289
Total equity	0	0
Total equity and liabilities	20,287	20,289
Insurance manufacturing subsidiaries | Life other | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets	81	101
Cash and balances at central banks	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	68	78
Derivatives	0	0
– financial investments – at amortised cost	0	0
– financial investments at fair value through other comprehensive income	0	0
Other financial assets	13	23
Insurance contract assets	39	41
Reinsurance contract assets	130	145
Other assets and investment properties	76	75
Total assets	326	362
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	287	306
Reinsurance contract liabilities	29	33
Deferred tax	9	0
Other liabilities	0	0
Total liabilities	325	339
Total equity	0	0
Total equity and liabilities	325	339
Insurance manufacturing subsidiaries | Other contracts | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets	998	942
Cash and balances at central banks	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	992	935
Derivatives	0	0
– financial investments – at amortised cost	0	0
– financial investments at fair value through other comprehensive income	0	0
Other financial assets	6	7
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	0	0
Total assets	998	942
Liabilities under investment contracts designated at fair value	1,056	1,002
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	1,056	1,002
Total equity	0	0
Total equity and liabilities	£ 1,056	£ 1,002